Property and Equipment	12 Months Ended
Mar. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

Note 3. Property and Equipment

Equipment and leasehold improvements and related accumulated depreciation and amortization are as follows:

	March 31,
	2012	2011
Cryogenic shippers	$882,471	$689,757
Furniture and fixtures	30,746	3,284
Machinery and equipment	377,919	355,303
Leasehold improvements	30,913	19,426

	1,322,049	1,067,770
Less accumulated depreciation and amortization	(640,028)	(398,190)

	$682,021	$669,580

The Company’s current business plan focuses on per-use leasing of shipping containers and added-value services that will be used by us to provide an end-to-end and cost-optimized shipping solutions.

Total depreciation and amortization expense related to property and equipment amounted to $241,838 and $164,316 for the years ended March 31, 2012 and 2011, respectively.